CAPITALIZATION	12 Months Ended
Dec. 31, 2025
Capitalization, Long-Term Debt and Equity [Abstract]
CAPITALIZATION
11. CAPITALIZATION
The disclosures in this note apply to both Registrants, unless indicated otherwise.
COMMON STOCK
Dividends
Dividends declared and paid per share of FE common stock during 2025 and 2024 were as follows:

	Dividends Declared		Dividends Paid
	2025	2024	2025	2024
Q1	$0.445	$0.425	$0.425	$0.410
Q2	—	—	0.445	0.425
Q3	0.890	0.850	0.445	0.425
Q4	0.445	0.425	0.445	0.425

Total	$1.780	$1.700	$1.760	$1.685

The amount and timing of all dividend declarations are subject to the discretion of the FE Board and its consideration of earnings, cash flows, credit metrics, as well as general economic and business conditions. In addition to declaring dividends from retained earnings, FE can declare dividends from paid-in
capital accounts.
When FE makes distributions to shareholders, it is required to subsequently determine and report the tax characterization of those distributions for purposes of shareholders’ income taxes. Whether a distribution is characterized as a dividend or a return of capital (and possible capital gain) depends upon an internal tax calculation to determine earnings and profits for income tax purposes. Earnings and profits should not be confused with earnings or net income under GAAP. Further, after FE reports the expected tax characterization of distributions it has paid, the actual characterization could vary from its expectation with the result that holders of FE’s common stock could incur different income tax liabilities than expected.
In general, distributions are characterized as dividends to the extent the amount of such distributions do not exceed FE’s calculation of current or accumulated earnings and profits. Distributions in excess of current and accumulated earnings and profits may be treated as a non-taxable
return of capital. Generally, a
non-taxable
return of capital will reduce an investor’s basis in FirstEnergy’s stock for federal tax purposes, which will impact the calculation of gain or loss when the stock is sold.
FE realized an approximate $7 billion tax gain in 2024 from closing the FET Equity Interest Sale, which created sufficient earnings and profits to cause distributions made during 2024 and 2025 to be characterized as dividends for federal income tax purposes. Although FirstEnergy anticipates, based on current projections of earnings and profits, that distributions in the next several years also may be characterized as dividends for federal income tax purposes, such estimates can change and upon such characterization, shareholders are urged to consult their own tax advisors regarding the income tax treatment of FE’s distributions to them.
In addition to paying dividends from retained earnings, the Ohio Companies and JCP&L have authorization from FERC to pay cash dividends to FE from paid-in
capital accounts, as long as their FERC-defined
equity-to-total-capitalization
ratio remains above 35%. FERC also approved such authorization for TrAIL to pay cash dividends to FET from paid in-capital
accounts in December 2025. In addition, AGC has authorization from FERC to pay cash dividends to its parent, MP, from paid-in
capital accounts, as long as its FERC-defined
equity-to-total-capitalization
ratio remains above 45%. The governance documents, indentures, regulatory limitations, and FET P&SA II, and various other agreements, including those relating to the long-term debt of certain FirstEnergy subsidiaries contain provisions that could further restrict the payment of dividends on their common stock. As of December 31, 2025, none of these provisions materially restricted FirstEnergy subsidiaries’ abilities to pay cash dividends to their respective parent company.
Common Stock Issuance
FE issued approximately 1 million shares of common stock in 2025, 3 million shares of common stock in 2024 and 2 million shares of common stock in 2023 to registered shareholders and its directors and the employees of its subsidiaries under its Stock Investment Plan and certain share-based benefit plans.
PREFERRED AND PREFERENCE STOCK
FirstEnergy and certain of its subsidiaries are authorized to issue preferred stock and preference stock as of December 31, 2025, as follows:

	Preferred Stock		Preference Stock
	Shares Authorized	Par Value	Shares Authorized	Par Value
FE	5,000,000	$100
OE	6,000,000	$100	8,000,000	no par
OE	8,000,000	$25
CEI	4,000,000	no par	3,000,000	no par
TE	3,000,000	$100	5,000,000	$25
TE	12,000,000	$25
JCP&L	15,600,000	no par
MP	940,000	$100
PE	10,000,000	$0.01
As of December 31, 2025 and 2024, there were
no
preferred stock or preference stock outstanding.

LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
The following tables present outstanding long-term debt and finance lease obligations for FirstEnergy and JCP&L as of December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31,
FirstEnergy	Maturity Date	Interest Rate	2025	2024
			(In millions)
FMBs and secured notes - fixed rate	2026-2059	2.650% - 8.250%	$5,214	$4,963
Unsecured notes - fixed rate	2026-2050	2.250% - 6.875%	21,176	18,631
Finance lease obligations			10	12
Unamortized debt discounts			(20)	(14)
Unamortized debt issuance costs			(150)	(122)
Unamortized fair value adjustments			1	3
Currently payable long-term debt			(723)	(977)

Total long-term debt and other long-term obligations			$25,508	$22,496

	As of December 31, 2025		As of December 31,
JCP&L	Maturity Date	Interest Rate	2025	2024
			(In millions)
Unsecured notes - fixed rate	2029-2037	2.750% - 6.400%	$3,050	$2,350
Finance lease obligations			4	5
Unamortized debt premiums/discounts			(7)	(4)
Unamortized debt issuance costs			(22)	(11)
Currently payable long-term debt			(2)	(1)

Total long-term debt and other long-term obligations			$3,023	$2,339

See Note 7., “Leases,” of the Combined Notes to Financial Statements of the Registrants for additional information related to finance leases.
FirstEnergy had the following redemptions and issuances during the twelve months ended December 31, 2025:

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions
FE	Senior Unsecured Notes	March, 2025	2.05%	2025	$300	FE redeemed unsecured notes that became due.

TrAIL	Senior Unsecured Notes	May, 2025	3.76%	2025	$75	TrAIL redeemed unsecured notes that became due.

TrAIL	Senior Unsecured Notes	June, 2025	3.85%	2025	$550	TrAIL redeemed unsecured notes that became due.

FE	Senior Unsecured Convertible Notes	June, 2025	4.00%	2026	$1,206	FE repurchased approximately $1,206 million of the principal amount of its 2026 Convertible Notes for $1,225 million, including a premium of approximately $19 million.

JCP&L	Senior Unsecured Notes	October, 2025	4.30%	2026	$650	On October 16, 2025, JCP&L redeemed $650 million of 4.30% senior notes due 2026.

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions

FE	Senior Unsecured Notes	December, 2025	1.60%	2026	$300	On December 31, 2025, FE redeemed $300 million of 1.60% senior notes due 2026.

Issuances

TrAIL	Senior Unsecured Notes	April, 2025	5.00%	2031	$600	Proceeds were used to redeem senior notes that came due in 2025, to refinance existing debt, for working capital, and for other general corporate purposes.

ATSI	Senior Unsecured Notes	May, 2025	5.00%	2030	$225	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

OE	Senior Unsecured Notes	May, 2025	4.95%	2029	$300	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

MAIT	Senior Unsecured Notes	June, 2025	5.00%	2031	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

PE	FMBs	June, 2025	5.00%	2030	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

TE	Senior Secured Notes	June, 2025	5.18%	2030	$100	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

FE	Senior Unsecured Convertible Notes	June, 2025	3.63%	2029	$1,350	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.

FE	Senior Unsecured Convertible Notes	June, 2025	3.88%	2031	$1,150	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.

FET	Senior Unsecured Notes	August, 2025	4.75%	2033	$450	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	4.15%	2029	$350	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	4.40%	2031	$500	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	5.15%	2036	$500	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

(1)	Excludes principal payments on securitized bonds.

FE Convertible Notes Issuance
On May 4, 2023, FE issued $1.5 billion aggregate principal amount of 2026 Convertible Notes, with a fixed interest rate of 4.00% per year, payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2023. The 2026 Convertible Notes are unsecured and unsubordinated obligations of FE, and will mature on May 1, 2026, unless required to be converted or repurchased in accordance with their terms. FE may not elect to redeem the 2026 Convertible Notes prior to the maturity date. The 2026 Convertible Notes are included within “Long-term debt and other long-term obligations” on the FirstEnergy Consolidated Balance Sheets. Proceeds from the issuance were approximately $1.48 billion, net of issuance costs.
Through the close of business on the second scheduled trading day immediately preceding the maturity date, holders of the 2026 Convertible Notes may convert all or any portion of their 2026 Convertible Notes at their option at any time at the conversion rate then in effect. FE will settle conversions of the 2026 Convertible Notes, if any, by paying cash for the aggregate principal amount of the 2026 Convertible Notes being converted and its conversion obligation in excess of such aggregate principal amount.
The amount of consideration that a holder will receive upon conversion will be determined by reference to the volume-weighted average price of FE’s common stock for each trading day in a 40 trading day observation period. For any conversions on or after February 1, 2026, this period would be the 40 consecutive trading days beginning on, and including, the 41st scheduled trading day immediately preceding the maturity date.
On June 12, 2025, FE issued $1.35 billion aggregate principal amount of its 2029 Convertible Notes and $1.15 billion aggregate principal amount of its 2031 Convertible Notes.
The 2029 Convertible Notes and 2031 Convertible Notes bear interest at a rate of 3.625% per year and 3.875% per year, respectively, payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2026. The 2029 Convertible Notes and 2031 Convertible Notes are unsecured and unsubordinated obligations of FE and will mature on January 15, 2029 and January 15, 2031, respectively, unless earlier converted or repurchased in accordance with their terms.
The notes are included within “Long-term debt and other long-term obligations” on the FirstEnergy Consolidated Balance Sheets. Proceeds from the issuance were approximately $2.47 billion, net of issuance costs.
Holders may convert notes at their option at any time prior to the close of business on the business day immediately preceding: (i) October 15, 2028, with respect to the 2029 Convertible Notes, and (ii) October 15, 2030, with respect to the 2031 Convertible Notes, only under certain conditions:

•
During any calendar quarter, if the last reported sale price of FE’s common stock for at least 20 trading days during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
During the five consecutive business day period immediately after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of the 2029 Convertible Notes and 2031 Convertible Notes for each trading day of such 10 trading-day
period was less than 98% of the product of the last reported sale price of FE’s common stock and the conversion rate on each such trading day; or

•	Upon the occurrence of certain corporate events specified in the indenture governing the 2029 Convertible Notes and 2031 Convertible Notes.
On or after October 15, 2028, in the case of the 2029 Convertible Notes, and on or after October 15, 2030, in the case of the 2031 Convertible Notes, until the close of business on the second scheduled trading day immediately preceding the maturity date of the relevant series of notes, holders may convert all or any portion of their notes of such series at any time, regardless of the foregoing conditions. FE will settle conversions of such notes by paying cash up to the aggregate principal amount of the notes to be converted and paying or delivering, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at its election, in respect of the remainder, if any, of its conversion obligation in excess of the aggregate principal amount of the notes being converted, subject to the applicable terms of the indentures.
The conversion rate for each of the series of notes will initially be 20.9275 shares of FE’s common stock per $1,000 principal amount of such notes (equivalent to an initial conversion price of approximately $47.78 per share of FE’s common stock). The initial conversion price of such notes represents a premium of approximately 20% over the last reported sale price of FE’s common stock on the New York Stock Exchange on June 9, 2025. The conversion rate and the corresponding conversion price will be subject to adjustment in some events but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date with respect to a series of notes (and, in the case of the 2031 Convertible Notes, if FE delivers a notice of redemption with respect to the 2031 Convertible Notes), FE will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes of such series in connection with such corporate event or redemption as applicable.
FE may not redeem the 2029 Convertible Notes prior to the maturity date of the 2029 Convertible Notes. On or after January 15, 2029 and prior to the 40th trading day immediately before the maturity date of the 2031 Convertible Notes, FE may redeem for cash all or any of the portion of the 2031 Convertible Notes, subject to certain partial redemption limitations and only under certain conditions.
If FE undergoes a fundamental change (as defined in the relevant indenture), subject to certain conditions, holders of the 2026 Convertible Notes, 2029 Convertible Notes and/or 2031 Convertible Notes may require FE to repurchase for cash all or any portion of their notes at a repurchase price equal to 100% of the principal amount of the convertible notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date (as defined in the relevant indenture). In addition, following certain corporate events that occur prior to the maturity date with respect to a series of convertible notes (and, in the case of the 2031 Convertible Notes, if FE delivers a notice of redemption with respect to the 2031 Convertible Notes), FE will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes of such series in connection with such corporate event or redemption, as applicable.
Separate from the issuance of the 2029 Convertible Notes and 2031 Convertible Notes, FE repurchased approximately $1.2 billion aggregate principal amount of the 2026 Convertible Notes, using a portion of the proceeds from the offering of the 2029 Convertible Notes and 2031 Convertible Notes described above. FE may, in the future, effect additional repurchases of remaining outstanding 2026 Convertible Notes.
FET Senior Notes and Registration Rights
On August 13, 2025, FET issued $450 million of senior unsecured notes due in 2033, in a private offering that included a registration rights agreement in which FET agreed to conduct an exchange offer of these senior notes for the like principal amounts registered under the Securities Act within 366 days of closing of the offering. On November 4, 2025, FET filed a registration statement on Form
S-4
for the exchange offer with the SEC, which was declared effective on December 3, 2025. On January 21, 2026, FET completed the exchange offer of these senior notes for like principal amounts registered under the Securities Act.
JCP&L Senior Notes and Registration Rights
On December 5, 2024, JCP&L issued $700 million of senior unsecured notes due in 2035 in a private offering that included a registration rights agreement in which JCP&L agreed to conduct an exchange offer of these senior notes for like principal amounts registered under the Securities Act. On April 1, 2025, JCP&L filed a registration statement on Form
S-4
with the SEC, which became effective on April 11, 2025.

On September 4, 2025, JCP&L issued: (i) $350 million of senior unsecured notes due in 2029; (ii) $500 million of senior unsecured notes due in 2031; and (iii) $500 million of senior unsecured notes due in 2036, in a private offering that included a registration rights agreement in which JCP&L agreed to conduct an exchange offer of these senior notes for the like principal amounts registered under the Securities Act within 366 days of closing of the offering.
Scheduled Debt Repayments
The following table presents scheduled debt repayments or debt that has been noticed for redemption for outstanding long-term debt, excluding finance leases, fair value purchase accounting adjustments and unamortized debt discounts and premiums, for the next five years as of December 31, 2025.

FirstEnergy (In millions)	2026	2027	2028	2029	2030
Scheduled debt repayments	$720	$2,003	$2,453	$3,064	$2,456

JCP&L (In millions)	2026	2027	2028	2029	2030
Scheduled debt repayments	$—	$—	$—	$350	$—
Securitized Bonds
Environmental Control Bonds
The consolidated financial statements of FirstEnergy include environmental control bonds issued by two bankruptcy remote, special purpose limited liability companies that are indirect subsidiaries of MP and PE. Proceeds from the bonds were used to construct environmental control facilities. Principal and interest owed on the environmental control bonds is secured by, and payable solely from, the proceeds of the environmental control charges. Creditors of FirstEnergy, other than the limited liability company SPEs, have no recourse to any assets or revenues of the special purpose limited liability companies. As of December 31, 2025 and 2024, $156 million and $188 million of environmental control bonds were outstanding, respectively.
Phase-In
Recovery Bonds
In June 2013, the SPEs formed by the Ohio Companies issued approximately $445 million of pass-through trust certificates supported by phase-in
recovery bonds to securitize the recovery of certain
all-electric
customer heating discounts, fuel and purchased power regulatory assets. The phase-in
recovery bonds are payable only from, and secured by, phase in recovery property owned by the SPEs. The bondholder has no recourse to the general credit of FirstEnergy or any of the Ohio Companies. Each of the Ohio Companies, as servicer of its respective SPE, manages and administers the phase in recovery property including the billing, collection and remittance of usage-based charges payable by retail electric customers. The SPEs are considered VIEs and each one is consolidated into its applicable utility. As of December 31, 2025 and 2024, $159 million and $175 million of the phase-in
recovery bonds were outstanding, respectively.
FMBs
The Ohio Companies, FE PA, MP and PE each have a first mortgage indenture under which they can issue FMBs secured by a direct first mortgage lien on substantially all of their property and franchises, other than specifically excepted property. The outstanding debt under the FMBs of specific FE PA predecessors (WP and Penn) were assumed by FE PA.
Debt Covenant Default Provisions
FirstEnergy has various debt covenants under certain financing arrangements, including its revolving credit facilities and term loans. The most restrictive of the debt covenants relate to the nonpayment of interest and/or principal on such debt and the maintenance of certain financial ratios. The failure by FirstEnergy to comply with the covenants contained in its financing arrangements could result in an event of default, which may have an adverse effect on its financial condition. As of December 31, 2025, FirstEnergy remains in compliance with all debt covenant provisions.
Additionally, there are cross-default provisions in a number of the financing arrangements. These provisions generally trigger a default in the applicable financing arrangement of an entity if it, or any of its significant subsidiaries, default under another financing arrangement in excess of a certain principal amount, typically $100 million. Such defaults by any of the Electric Companies or Transmission Companies would cross-default certain FE financing arrangements containing these provisions, and a certain FET Financing arrangement, with respect to the Transmission Companies only. Such defaults by AE Supply would not cross-default to applicable financing arrangements of FE. Also, defaults by FE would generally not cross-default applicable financing arrangements of any of FE’s subsidiaries. Cross-default provisions are not typically found in any of the senior notes or FMBs of FE or its subsidiaries.